RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jun. 15, 2016	Dec. 31, 2016	Dec. 31, 2015
Director [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			$ 175	$ 50
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement		$ 20,000
Series B Preferred Stock [Member] | Director [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			125	0
Convertible Debentures [Member] | Director [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			50	50
Convertible Debentures [Member] | Steven B. Dunn and Laura Dunn [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			1,020	1,017
T.R. Winston Company, LLC [Member]
Related Party Transaction [Line Items]
Noninterest Expense Investment Advisory Fees			350	0
Payments for Rent			15	0
Cashless Net Exercised Warrants			0	0
Proceeds from (Repayments of) Related Party Debt			1,415	0
T.R. Winston Company, LLC [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			400	0
T.R. Winston Company, LLC [Member] | Series B Purchase Agreement [Member]
Related Party Transaction [Line Items]
Commission Paid In Cash			500	0
Transaction Fee Paid Reinvestments by Related Party			150	0
Bryan Ezralow [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			2,840	0
Bryan Ezralow [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			1,300	0
Bryan Ezralow [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			1,540	0
Wallington Investment Holdings [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			2,765	2,090
Wallington Investment Holdings [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			250	0
Wallington Investment Holdings [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			125	0
Wallington Investment Holdings [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			2,090	2,090
Proceeds from Issuance of Private Placement			300	0
Nuno Brandolini [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			350	150
Nuno Brandolini [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			100	0
Nuno Brandolini [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			250	150
General Merrill McPeak [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			500	250
General Merrill McPeak [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			250	0
General Merrill McPeak [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			250	250
Ronald D Ormand [Member]
Related Party Transaction [Line Items]
Payment for Consulting Fees			100	150
Proceeds from (Repayments of) Related Party Debt			2,750	1,300
Ronald D Ormand [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[1]		1,000	0
Ronald D Ormand [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			500	0
Ronald D Ormand [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[2]		1,150	1,150
Abraham Mirman [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			2,650	1,000
Abraham Mirman [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[3]		1,650	0
Abraham Mirman [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			250	0
Abraham Mirman [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			750	1,000
Kevin Nanke [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			300	0
Kevin Nanke [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[4]		200	0
Kevin Nanke [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement			$ 100	$ 0

[1]	Mr. Ormand is the manager of Perugia Investments L.P. ("Perugia") and has sole voting and dispositive power over the securities held by Perugia
[2]	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are adult children of Mr. Ormand
[3]	Mr. Mirman has shared voting and dispositive power over the securities held by The Bralina Group, LLC with Susan Mirman.
[4]	Mr, Nanke is the natural person with sole voting and dispositive power over the securities held by KKN Holdings LLC.